Loans and Related Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
External Credit Rating Concentration Maximum Limit	$ 500,000
Ending balance	177,336,000	186,764,000
Commercial Land Development Loan [Member]
Ending balance	1,000,000
Commercial Loan [Member]
Ending balance	42,037,000	53,422,000
Commercial Real Estate Loan [Member]
Ending balance	1,800,000
Residential Land Acquisition and Development Loan [Member]
Ending balance	109,000
Loans Receivable [Member]
Loan Portfolio Expense	$ 13,895,000	$ 14,533,000